EXHIBIT 99.1

Chesapeake IV Funding 2026-1 DAC

Agreed-Upon Procedures Report

Report To:

Element Fleet Corporation

June 4, 2026

June 4, 2026

Element Fleet Corporation and Chesapeake IV Funding 2026-1 DAC

Re: Chesapeake IV Series 2026-1 Asset-Backed Notes

Agreed-Upon Procedures Report

Scope and purpose

We have performed the procedures enumerated in Appendix I, which were agreed to by Element Fleet Corporation (the “Engaging Party”) and J.P. Morgan Securities LLC (the “Lead Bookrunner”, and together with the Engaging Party the “Acknowledging Parties”), solely to assist Chesapeake IV Funding 2026-1 DAC (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of vehicle leases and vehicles subject to those leases, relating to the Chesapeake IV Series 2026-1 Asset-Backed Notes (the “Subject Matter”) for the period ended April 30, 2026 (the “Cut-off Date”), and may not be suitable for another purpose.

Restriction on use

This agreed-upon procedures report (“AUP Report”) is intended solely for the information and use of the Acknowledging Parties. Our AUP Report is not intended to be and should not be used by anyone else.

Responsibilities of the Acknowledging Party

The Acknowledging Parties have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Acknowledging Parties are responsible for the Subject Matter on which the agreed-upon procedures are performed. The sufficiency of these procedures is solely the responsibility of the Acknowledging Parties.

Responsibilities of the Practitioner

We have conducted the agreed-upon procedures engagement in accordance with the Canadian Standard on Related Services (CSRS) 4400, Agreed-upon Procedures Engagements. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Acknowledging Parties, and reporting the findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness, or the sufficiency of the agreed-upon procedures described in Appendix I either for the purpose for which this AUP Report has been requested or for any other purpose.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Our independence and quality management

In performing the Agreed-upon Procedures engagement, we complied with the relevant independence and ethical requirements in the rules of professional conduct / code of ethics applicable to the practice of public accounting issued by the various professional accounting bodies. We are the independent auditor of the Engaging Party and therefore we also complied with the independence and ethical requirements that are relevant to the audit of financial statements in Canada.

Our firm applies Canadian Standard on Quality Management 1, Quality Management for Firms that Perform Audits or Reviews of Financial Statements, or Other Assurance or Related Services Engagements, which requires us to design, implement and operate a system of quality management including policies or procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Description of procedures performed

We have performed the procedures described in Appendix I, which were agreed upon with Acknowledging Parties to evaluate the accuracy of certain information with respect to a pool of vehicle leases, and vehicles subject to those leases, relating to the Chesapeake IV Series 2026-1 Asset-Backed Notes. Our procedures and findings are included in Appendix I.

Yours very truly,

/s/ Ernst & Young LLP

Chartered Professional Accountants

Licensed Public Accountants

June 4, 2026

Appendix I

Appendix I: Procedures performed and our associated findings

Agreed-Upon Procedures		Results
Vehicle Lease Review Procedures

1.1	Representatives of the Issuer will provide us with the Provided Data Tape containing certain characteristics of the Receivables which are expected to be representative of vehicle leases and vehicles subject to, or anticipated to be subject to, those leases. We will randomly select 150 Receivables from the Provided Data Tape. The 150 randomly selected Receivables are collectively referred to as the "Sample Receivables." The Provided Data Tape contains assets that are selected as part of the ABS transaction as of April 30, 2026 (the “Cut-off Date”).	1.1

Representatives of the Issuer provided us with the Provided Data Tape containing certain characteristics of the Receivables which are expected to be representative of vehicle leases and vehicles subject to, or anticipated to be subject to, those leases. We randomly selected 150 Sample Receivables. The Provided Data Tape contains assets that are selected as part of the ABS transaction as of the Cut-off Date.

Appendix I

Agreed-Upon Procedures		Results

1.2	For each Sample Receivable, we will compare certain characteristics (the "Characteristics") set forth on the Provided Data Tape to the FSP asset management system (“FSP”) as indicated in the table below:	1.2	For each of the Sample Receivables selected in Agreed-Upon Procedure 1.1, we compared the following Characteristics per the Provided Data Tape to the Automobile Lease Documents:

1.	Unit number	1.	Unit number – All information was in agreement.
2.	Client number	2.	Client number – All information was in agreement.
3.	Legal name of the obligor	3.	Legal name of the obligor – All information was in agreement.
4.	Vehicle make	4.	Vehicle make – All information was in agreement.
5.	Vehicle model	5.	Vehicle model – All information was in agreement.
6.	Vehicle type	6.	Vehicle type – All information was in agreement.
7.	Contract type	7.	Contract type – All information was in agreement.
8.	Lease term	8.	Lease term – All information was in agreement.
9.	Vehicle index (i.e., “benchmark”, floating rate leases only)	9.	Vehicle index – All information was in agreement.
10.	Vehicle spread rate (i.e., “veh_int_adj_pct”, floating leases only)	10.	Vehicle spread rate – All information was in agreement.
11.	Fixed benchmark rate (fixed rate leases only)	11.	Fixed benchmark rate – All information was in agreement.
12.	Fixed spread rate (fixed rate leases only)	12.	Fixed spread rate – All information was in agreement.
13.	Vehicle capitalized cost	13.	Vehicle capitalized cost – For 1 Lease Sample Receivable (client number 1396 – unit number DIS10), the vehicle capitalized cost was not in agreement with the Automobile Lease Documents which representatives of the Issuer informed us is due to adjustments made to the capitalized costs for this unit after the Cut-off Date. Other than this item, all information was in agreement.
14.	Initial bill date
15.	Current book value as of the Cut-off Date (for differences that were less than or equal to $5, we reported them as being in agreement)

Appendix I

Agreed-Upon Procedures			Results
				14.	Initial bill date - All information was in agreement.
	With respect to the Sample Receivables identified as vehicle management services leases (“Lease Sample Receivables”) by representatives of the Issuer (in the Provided Data Tape, representatives of the Issuer have indicated to us that this is noted by the identifier “FA” in the CORP_CD field and identifier “LS”, “OE”, (in the CONTRACT_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from an obtained copy ("print screen") of the Asset Management System Inquiry Screens ("ACFI Screens"), the Asset Management Physical Information Inquiry Screen ("AAMI Screen"), or the Client Organization Screen ("CCOI Screen") obtained from FSP (collectively, the “Automobile Lease Documents”). Any discrepancies will be included as an exception within our report.			15.	Current book value as of the Cut-off date(for differences that were less than or equal to $5, we reported them as being in agreement) – All information was in agreement.
1.3	In addition to the procedures described above, for each of the Sample Receivables we will perform the following additional procedures in respect of the Sample Receivables:
	a.	With respect to the Lease Sample Receivables, excluding those Lease Sample Receivables that representatives of the Issuer have informed us are equipment leases, we will obtain the Certificates of Title from representatives of	a.	For the Lease Sample Receivables, excluding those Lease Sample Receivables that representatives of the Issuer have informed us are equipment leases, we obtained the

Appendix I

Agreed-Upon Procedures	Results

the Issuer and we will observe whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is ELE Funding LLC; or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is ELE Funding LLC, in all cases unless otherwise specified, allowing for common abbreviations with exceptions for spelling, granted only if misspelling could not result in identification of the wrong entity or other errors. Any other title owner or lien holder will be identified as an exception within our report.

.

Certificates of Title from representatives of the Issuer and observed whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is ELE Funding; or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is ELE Funding LLC. For 5 Lease Sample Receivables (Client number 1000406 – unit number 00590, client number 2240 – unit number 70683, client number 1000479 – unit number 00664, client number 18197 – unit number 25511 and client number 1396 – unit number DIS10), we were unable to obtain the Certificate of Title, which representatives of the Issuer informed us is due to delays in obtaining the final documentation from the state agencies. For 2 Lease Sample Receivables (Client number 1000147 – unit number 25032 and client number 1000213 – unit number 23051), we were unable to verify the lien holder name as that was missing in the obtained Certificate of Title. Representatives of the Issuer informed us these titles have been sent to the agencies to be updated. Other than these items, all other information was in agreement.

b.

With respect to each of the Sample Receivables, we will obtain a copy of the Master Lease Agreement from representatives of the Issuer to observe that there was a signature included in the area denoting an authorized

	b.	For each of the Sample Receivables, we obtained a copy of the Master Lease Agreement from representatives of the Issuer and observed that there was a signature included in

Appendix I

Agreed-Upon Procedures	Results

representative's signature or e-signature. An omission of a signature or e-signature will be identified as an exception within our report. We will allow for common abbreviations with exceptions for spelling, granted only if misspelling could not result in identification of the wrong entity or other errors.

the area denoting an authorized representative’s signature or e-signature. All information was in agreement.
c.

With respect to each of the Sample Receivables, we will obtain documentation from representatives of the Issuer to note the existence of a LIBOR/CP flex program supplement, cost of funds, interest rate swap supplement, treasury note, fixed rate note, vehicle requisition, schedule A/vehicle record, equipment schedule, rate schedule, or borrowing notice (collectively, the “Funding Documentation”). We will verify that the spread rate per FSP agrees to the Funding Documentation. Any discrepancies will be included as an exception within our report.

c.

For each of the Sample Receivables, we obtained the Funding Documentation and verified that the spread rate per FSP agrees to the Funding Documentation. For 1 Sample Receivable (client number 7220 – unit number 13652), we were unable to obtain the Funding Documentation and thus we could not verify that the spread rate per FSP agrees to the Funding Documentation. Other than this item, all information was in agreement.

d.

With respect to each "active" obligor (as identified by representatives of the Issuer) of the Sample Receivables, we will obtain a copy of the Credit File from representatives of the Issuer to observe that the Credit File includes the following documentation (I or II):

d.

With respect to each "active" obligor (as identified by representatives of the Issuer) of the Sample Receivables, we obtained the Credit File from representatives of the Issuer to observe that the Credit File includes the following documentation (I or II):

Appendix I

Agreed-Upon Procedures			Results
	I.	Financial statements with a summary of financial information; original Credit presentation; and current credit renewal certificate, if applicable.		I.	Financial statements with a summary of financial information; original Credit presentation; and current credit renewal certificate, if applicable.
	Or			Or
	II.	Batch review and approval process for obligors that have a final risk rating assigned based on external rating agency credit rating/autoscoring (applicable to existing obligors only).		II.	Batch review and approval process for obligors that have a final risk rating assigned based on external rating agency credit rating/autoscoring (applicable to existing obligors only).
	Any discrepancies will be included as an exception within our report.			For all Lease Sample Receivables, all information was in agreement.
e.

With respect to each obligor of the Lease Sample Receivables, we will obtain a copy of the Insurance Coverage File to note that the Servicer (either Element Vehicle Management Services Group, LLC, Gelco Corporation or Element Fleet Corporation) and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly by being named in such evidence of insurance, or (ii) indirectly by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that (a) the coverage as an Additional Insured extends to “lessors” generally, or

(b) additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying

e.

With respect to each obligor of the Lease Sample Receivables, we obtained a copy of the Insurance Coverage File and verified that the Servicer (either Element Vehicle Management Services Group LLC, Gelco Corporation, or Element Fleet Corporation) and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly by being named in such evidence of insurance, or (ii) indirectly by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that (a) the coverage as an Additional Insured extends to “lessors” generally, or (b) additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially

Appendix I

Agreed-Upon Procedures	Results

policy or policies (or language of substantially equivalent effect). In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties when required by written contract, we will confirm that the applicable lease agreement requires the obligor of the Lease Sample Receivables to maintain insurance coverage that 1) requires the Servicer and D.L. Peterson Trust or Gelco Fleet Trust, as applicable, be named as additional insured or loss payee, 2) requires obligor to name parties as loss payee or additional insured as directed by lessor thereunder, or 3) requires obligor to name lessor thereunder as additional insured or loss payee, where the “lessor” status is freely assignable to the Servicer, affiliates of the Servicer or titling trusts per the terms of the applicable lease agreement. The Insurance Coverage Files obtained will be in the name of the obligor or the guarantor of the obligor per the Credit File, allowing for common abbreviations with exceptions for spelling, granted only if misspelling could not result in identification of the wrong entity or other errors. Any discrepancies will be included as an exception within our report.

equivalent effect). In instances where coverage as an additional insured or status as a loss payee was evidenced by a statement that such coverage is extended to parties when required by written contract, we confirmed that the applicable lease agreement requires the obligor of the Lease Sample Receivables to maintain insurance coverage that 1) requires the Servicer and D.L. Peterson Trust or Gelco Fleet Trust, as applicable, be named as additional insured or loss payee, 2) requires obligor to name parties as loss payee or additional insured as directed by the lessor thereunder, or 3) requires obligor to name lessor thereunder as additional insured or loss payee, where the “lessor” status is freely assignable to the Servicer, affiliates of the Servicer, or titling trusts per the terms of the applicable lease agreement.

For all Lease Sample Receivables, all information was in agreement.